Offerings - Offering: 1	Nov. 20, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, US$0.0002 par value per share, under the 2025 Plan
Amount Registered | shares	2,985,450
Proposed Maximum Offering Price per Unit | $ / shares	5.225
Maximum Aggregate Offering Price	$ 15,598,976.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,154.22
Offering Note	Represents the amount of Class A ordinary shares issuable upon vesting or exercise of awards granted or to be granted under the 2025 Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2025 Plan.The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on the average of the high and low prices for the Registrant’s Class A ordinary shares as quoted on the NYSE American on November 14, 2025 which is within five (5) business days prior to the date of this Registration Statement.